SCHEDULE OF EXERCISE PRICE RANGE (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding, number (shares)	13
Weighted Average Remaining Contractual Term (in years)	1 year 7 months 6 days
Stock options outstanding, weighted average exercise price (USD per share)	$ 47.53
Stock options outstanding, number (shares)	13
Stock options outstanding, weighted average exercise price (USD per share)	$ 47.53
Warrants outstanding	35
Weighted Average Remaining Contractual Term (in years)	1 year 10 months 24 days
Vested and Exercisable	35
Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding	35	43	58
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 53.31	$ 52.71	$ 52.09
Warrant [Member] | Employee [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	53.31	53.31
$15.72 - $47.99 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)	15.72
Weighted Average Exercise Price (in dollars per share)	$ 51.60
Stock options outstanding, number (shares)	9
Weighted Average Remaining Contractual Term (in years)	2 years
Stock options outstanding, weighted average exercise price (USD per share)	$ 46.81
Stock options outstanding, number (shares)	9
Stock options outstanding, weighted average exercise price (USD per share)	$ 46.81
Warrants outstanding	1
Weighted Average Remaining Contractual Term (in years)	9 months 18 days
Vested and Exercisable	1
$15.72 - $47.99 [Member] | Warrant [Member] | Employee [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 47.52	47.52
$15.72 - $47.99 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)	47.99
Weighted Average Exercise Price (in dollars per share)	36.00
$15.72 - $47.99 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)	47.99
$48.00 - $51.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 48.00
Stock options outstanding, number (shares)	4
Weighted Average Remaining Contractual Term (in years)	9 months 18 days
Stock options outstanding, weighted average exercise price (USD per share)	$ 48.96
Stock options outstanding, number (shares)	4
Stock options outstanding, weighted average exercise price (USD per share)	$ 48.96
Warrants outstanding	32
Weighted Average Remaining Contractual Term (in years)	1 year 9 months 18 days
Vested and Exercisable	32
$48.00 - $51.60 [Member] | Warrant [Member] | Employee [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 52.50	52.50
$48.00 - $51.60 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)	48.00
$48.00 - $51.60 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 59.99
$36.00 - $47.99 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding	2
Weighted Average Remaining Contractual Term (in years)	4 months 24 days
Vested and Exercisable	2
$36.00 - $47.99 [Member] | Warrant [Member] | Employee [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 70.80	$ 70.80
$36.00 - $47.99 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)	60.00
$36.00 - $47.99 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)	$ 70.80